SHAREHOLDERS' EQUITY (Effects of Stock-Based Compensation in the Statements of Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 12,633	$ 12,666
Product [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	2,106	2,045
Service [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	1,510	1,441
Research and Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	5,481	5,697
Sales and Marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	2,468	2,454
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 1,068	$ 1,029